Fresh Start Reporting - Intangibles and Liabilities At Emergence (Detail) - Successor - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	[1]	Oct. 03, 2016	Oct. 02, 2016
Business enterprise value				$ 10,500
Add: Fair value of liabilities excluded from enterprise value				3,030
Less: Fair value of tangible assets				(8,215)
Less: Fair value of identified intangible assets				(3,408)
Vistra Energy goodwill	$ 1,907	$ 1,907		$ 1,907	$ 1,907

[1]	At December 31, 2016, all goodwill related to the Retail Electricity segment. Predecessor periods are net of accumulated impairment charges totaling $18.170 billion.